Income Taxes - Reconciliation between Statutory and Effective Tax Rates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Statutory income tax rate	26.50%	26.50%
Income before income taxes	$ 837	$ 871
Income taxes at statutory rate of 26.5% (2016 - 26.5%)	222	231
Net temporary differences recoverable in future rates charged to customers:
Capital cost allowance in excess of depreciation and amortization	(55)	(53)
Pension contributions in excess of pension expense	(13)	(16)
Overheads capitalized for accounting but deducted for tax purposes	(17)	(16)
Interest capitalized for accounting but deducted for tax purposes	(15)	(14)
Environmental expenditures	(6)	(5)
Other	1	5
Net temporary differences	(105)	(99)
Net permanent differences	3	3
Total income taxes	$ 120	$ 135